Other Finance Expenses - Components of other finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Finance Expenses
Bank fees, charges	$ 532	$ 258	$ 554
Guarantee costs		60
Commitment fees	223	40	35
Total other finance expense	$ 755	$ 358	$ 589